Debt and Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Debt Obligation

Debt

The following represents the Company’s debt obligations as of March 31, 2022 and December 31, 2021:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	March 31, 2022		December 31, 2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,403,368	1.93%	$1,059,950	1.60%	September 2023
TL 2019 Term Loan	134,794	3.50%	137,513	3.50%	December 2026
TL 2021-1 Term loan	63,809	2.65%	65,131	2.65%	February 2028
TL 2021-2 Term Loan	201,234	2.90%	204,712	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,134,395	1.97%	1,067,886	1.75%	November 2028
TMCL VII 2020-1 Bonds	373,366	3.07%	384,611	3.07%	August 2045
TMCL VII 2020-2 Bonds	516,525	2.26%	530,565	2.26%	September 2045
TMCL VII 2020-3 Bonds	189,469	2.15%	194,414	2.15%	September 2045
TMCL VII 2021-1 Bonds	495,738	1.72%	508,024	1.72%	February 2046
TMCL VII 2021-2 Bonds	597,400	2.27%	610,111	2.27%	April 2046
TMCL VII 2021-3 Bonds	565,875	1.98%	577,603	1.98%	August 2046
Total debt obligations	$5,675,973		$5,340,520
Amount due within one year	$389,303		$380,207
(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

Summary of Outstanding Borrowings and Borrowing Capacities

The following is a schedule of the Company’s outstanding borrowings and borrowing capacities, as of March 31, 2022:

	Total Borrowing	Available Borrowing, as limited by the Borrowing Base	Current and Available Borrowing, as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$1,405,858	$94,142	$1,500,000	$1,500,000
TL 2019 Term Loan	135,794	—	135,794	135,794
TL 2021-1 Term loan	64,446	—	64,446	64,446
TL 2021-2 Term Loan	203,065	—	203,065	203,065
TMCL II Secured Debt Facility (1)	1,139,741	12,946	1,152,687	1,500,000
TMCL VII 2020-1 Bonds	376,697	—	376,697	376,697
TMCL VII 2020-2 Bonds	521,344	—	521,344	521,344
TMCL VII 2020-3 Bonds	190,833	—	190,833	190,833
TMCL VII 2021-1 Bonds	500,778	—	500,778	500,778
TMCL VII 2021-2 Bonds	603,445	—	603,445	603,445
TMCL VII 2021-3 Bonds	572,000	—	572,000	572,000
Total (2)	$5,714,001	$107,088	$5,821,089	$6,168,402

(1)	Amounts on the bonds payable exclude unamortized discounts in an aggregate amount of $580.
(2)	Total borrowing for all debts excludes unamortized debt issuance costs in an aggregate amount of $37,448.

Summary of Fair Value of Derivative Instruments Reflected on Gross Basis on Condensed Consolidated Balance Sheets

The following table summarizes the Company’s interest rate swap contracts, which were all designated as cash flow hedges as of March 31, 2022:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to one-month LIBOR, with fixed rates between 0.17% and 1.28% per annum, amortizing notional amounts, with termination dates through May 30, 2031	$845,125
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between 0.36% and 1.51% per annum, amortizing notional amounts, with termination dates through March 17, 2031 (1)	934,000
Total notional amount as of March 31, 2022	$1,779,125

(1)

In 2021, the Company amended certain interest rate swap contracts which were related to the replacement of London InterBank Offered Rate (“LIBOR”) to Secured Overnight Financing Rate (“SOFR”) due to the reference rate reform.

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations	The following table summarizesthe pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three months ended March 31, 2022 and 2021:

		Three Months Ended March 31,
Derivative instruments	Financial Statement Line Item	2022	2021
Non-designated	Realized loss on financial instruments, net	$—	$2,956
Non-designated	Unrealized gain on financial instruments, net	$—	$3,192
Designated	Other comprehensive income	$59,380	$4,442
Designated	Interest expense	$3,291	$1,194